Decommissioning And Restoration Liability (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Disclosure of detailed information about decommissioning and restoration liability assumptions
The GK Mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Expected undiscounted cash flows	$84,128	$61,558

Discount rate	1.42%	0.67%

Inflation rate	2.00%	2.00%

Periods	2030	2030
The Kennady North Project decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Expected undiscounted cash flows	$2,467	$2,268
Discount rate	0.25%	0.25%
Inflation rate	2.00%	2.00%
Periods	2024	2024

Disclosure of detailed information about decommissioning and restoration liability activity
The continuity of the decommissioning and restoration liability at December 31, 2021 and 2020 is as follows:

	GK Mine	KNP	Total

Balance, at January 1, 2020	$56,429	$2,087	$58,516

Change in estimate of discounted cash flows	13,086	278	13,364

Accretion recorded during the year	976	76	1,052

Balance, at December 31, 2020	$70,491	$2,441	$72,932

Less: current portion of decommissioning and restoration liability	2,489	-	2,489

Non-current decommissioning and restoration liability, at December 31, 2020	$68,002	$2,441	$70,443

Change in estimate of discounted cash flows	19,223	248	19,471

Accretion recorded during the year	704	6	710

Balance, at December 31, 2021	$90,418	$2,695	$93,113

Less: current portion of decommissioning and restoration liability	721	-	721

Non-current decommissioning and restoration liability, at December 31, 2021	$89,697	$2,695	$92,392